THE RBB FAMILY
                               THE RBB FUND, INC.
                       ANNUAL INVESTMENT ADVISER'S REPORT
                         GOVERNMENT SECURITIES PORTFOLIO

     Interest rates increased during the fourth quarter of 1994 but changed course and began to trend downward in early 1995. The early initiative by the Federal Reserve to control inflation beginning in 1994 proved successful. Recent fundamental data has portrayed the economy moving forward at a slow pace with current prices acceptable at the producer and consumer level. Investor psychology has turned positive causing the Treasury market to rally. On July 7 the Federal Reserve changed monetary policy by reducing the Fed Funds rate to 5.75% from 6.0%.

     The Government Securities portfolio was fully invested until early 1995. Beginning in late February cash levels were increased to accommodate an expected large redemption by a major shareholder. As bond prices continued to improve through the summer, the Fund maintained a fully invested position. The average maturity was modestly decreased to 15 years.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE GOVERNMENT SECURITIES PORTFOLIO, AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX FROM INCEPTION
                       8/1/91 AND AT EACH FISCAL YEAR END

         AVERAGE ANNUAL TOTAL RETURN

       One Year                    1.68%
       From Inception              5.49%

                               [GRAPHIC OMITTED]
                            (BAR GRAPH APPEARS HERE)
Bar graph depicting the returns of Government Securities Portfolio, and the Lehman Brothers Intermediate Government Index from Inception 8/1/91 and at Each Fiscal Year End until 8/31/95.


Note: Past performance is not predictive of future performance.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
               MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS


     Economic growth continued to slow during the second quarter as the impact from the interest rate rise during 1994 worked its way through the system. The most recent revision to second quarter real GDP growth was 1.1%, a dramatic change from the 5.1% experienced in the fourth quarter of 1994 and the 2.7% in the first quarter of the year.

     While the Fed is concerned about the deceleration in growth, they cannot overlook the 100 basis point decline in interest rates at the front end of the yield curve that has occurred in 1995 and the possibility that it has re-stimulated the economy. A reacceleration in consumer spending could significantly reduce inventories and lead to a resumption in manufacturing activity. In fact, there are several indications that economic growth may be rekindling. Factory orders, durable goods orders, retail sales and housing all rebounded in mid-summer. Existing home sales rose 4.7% while new home sales jumped 19.9%, the largest increase since January 1992. Lastly, consumer confidence remains relatively high, buoyed by a soaring stock market.

     The year-long rise in short-term interest rates ended in July, when the Fed lowered the federal funds rate from 6% to 5.75%. This reversal in monetary policy was widely anticipated and represented the Fed's belief that "inflationary pressures have receded enough to accommodate a modest adjustment in monetary conditions." The Fed's move also helped to flatten the short end of the yield curve, correcting a sharply inverted position where one day investments offered the highest yields at 6%, while six-month investments were sometimes lower by 50 basis points or more. The Fed did not ease policy again at its August meeting, and it's uncertain that they will do so in September. The Fund's taxable money market portfolio extended their maturities this year to be positioned for declining short-term interest rates.

     Although the technical factors that shape the rate cycle in the short-term municipal money market remained largely in place, there were a number of issues over the last year that created a higher than usual degree of uncertainty during this period. The significant issues included the potential for imposition of new regulations by the Securities and Exchange Commission, speculation about the possibility of a flat tax, national sales tax, or other major changes in the tax code, and, of course, the Orange County, California debacle. All of these factors tended to argue in favor of increased caution on the part of portfolio managers. In terms of portfolio strategy, this translated into an emphasis on shorter average weighted maturities. In addition, underlying and reinforcing this cautious policy was a string of interest rate increases by the Federal Reserve that offered little incentive to extend maturities. Currently, as the economic indicators have turned more mixed, the extent and direction of future Fed policy moves has become the subject of much debate in the marketplace. Average maturities of money market funds have been increasing recently, but it remains to be seen whether or not the Federal Reserve has successfully engineered a soft landing for the economy.

     In the fixed income market, U.S. Treasuries rewarded investors with exceptional returns for the second quarter as the slowdown in economic growth lessened inflation fears and spurred demand for fixed income investments. Yields rallied across the curve with the intermediate sector being the best performer. The 5-year rallied 110 basis points to close the quarter at just under 6%. Corporate bonds performed even better, despite unfavorable technical conditions from a huge supply of new issues in the second quarter. Year over year, new issuance jumped 100%, as a combination of low interest rates and historically narrow spreads encouraged opportunistic financing. Cable and airline credits were particularly strong performers, while auto companies lagged due to weak sales and event risk at Chrysler.

     As the year enters its final quarter, the outlook for the economy is improving and inflation remains subdued. A return to a long-term growth rate of 2.5%, coupled with low inflation pressures, should give the Fed enough comfort to ease policy again before the end of the year.

                            PNC Institutional Management Corporation
                            (Please dial toll-free 800-447-1139 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Government Securities, Money Market, and Municipal Money Market Portfolios of The RBB Fund, Inc., as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Securities, Money Market, and Municipal Money Market Portfolios of The RBB Fund, Inc. as of August 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 16, 1995

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                         GOVERNMENT SECURITIES PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1995

                                                           Par
                                                          (000)         Value
                                                       ----------     ----------
AGENCY OBLIGATIONS--18.7%
Federal National Mortgage Association
   6.750% 08/24/2000 .............................     $      250     $  252,618
   8.250% 12/18/2000 .............................          1,000      1,087,930
Federal Home Loan Mortgage
   Corporation
   5.700% 09/25/1995 .............................            370        368,571
   7.188% 09/15/1999 .............................            250        253,795
                                                                      ----------
     TOTAL AGENCY OBLIGATIONS
       (Cost $1,880,827) .........................                     1,962,914
                                                                      ----------
UNITED STATES TREASURY OBLIGATIONS--69.6%
U.S. Treasury Bonds
   8.875% 02/15/2019 .............................          1,000      1,245,640
   8.500% 02/15/2020 .............................          2,000      2,407,900
   8.750% 08/15/2020 .............................          2,000      2,470,940
U.S. Treasury Notes
   6.125% 05/31/1997 .............................          1,000      1,004,890
U.S. Treasury Bills
   5.460% 08/22/1996 .............................            200        189,448
                                                                      ----------
     TOTAL U. S. TREASURY OBLIGATIONS
       (Cost $6,245,139) .........................                     7,318,818
                                                                      ----------
MORTGAGE BACKED OBLIGATIONS--11.1%
Government National Mortgage
   Association
   11.000% 03/01/1996 ............................            101        109,393
   9.500% 02/25/1998 .............................            377        400,556
   9.000% 08/24/2000 .............................            419        440,949
   7.820% 02/25/2022 .............................            218        221,421
                                                                      ----------
     TOTAL MORTGAGE BACKED OBLIGATIONS
       (Cost $1,101,121) .........................                     1,172,319
                                                                      ----------

                                                                        Value
                                                                    ------------
TOTAL INVESTMENTS--99.4%
   (Cost $9,227,087*) .....................................          $10,454,051
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.6% ...................................               59,742
                                                                     -----------
NET ASSETS (Applicable to 1,101,620
   RBB shares)--100.0% ....................................          $10,513,793
                                                                     ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   ($10,513,793 / 1,101,620) ..............................          $      9.54
                                                                     ===========
OFFERING PRICE PER SHARE
   ($9.54 / .9525) ........................................          $     10.02
                                                                     ===========

* Cost for Federal income tax purposes at August 31, 1995. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation .......  $1,226,987
        Gross Depreciation .......         (23)
                                    ----------
        Net Appreciation .........  $1,226,964
                                    ==========


                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                         GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
   Interest .................................   $ 3,165,614
                                                -----------
EXPENSES
   Investment advisory fees .................       178,872
   Administration fees ......................        44,718
   Distribution fees ........................       178,872
   Custodian fees ...........................        20,348
   Transfer agent fees ......................        25,494
   Registration fees ........................         7,900
   Organization expense .....................        34,591
   Printing expenses ........................        29,418
   Other expenses ...........................         9,068
                                                -----------
                                                    529,281
   Less fees waived .........................      (203,113)
   Less expense reimbursement by advisor ....       (13,188)
                                                -----------
     TOTAL EXPENSES .........................       312,980
                                                -----------
NET INVESTMENT INCOME .......................     2,852,634
                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Net realized loss on investments ......    (2,354,532)
      Increase in net unrealized appreciation
        on investments ......................     2,736,968
                                                -----------
   NET GAIN ON INVESTMENTS ..................       382,436
                                                -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................   $ 3,235,070
                                                ===========


STATEMENT OF CHANGES IN NET ASSETS
                                       For the         For the
                                     Year Ended      Year Ended
                                   August 31, 1995 August 31, 1994
                                   --------------- ---------------
Increase (decrease) in
   net assets:
Operations:
   Net investment income ........   $  2,852,634    $  3,347,279
   Net gain (loss) on investments        382,436      (5,131,789)
                                    ------------    ------------
   Net increase (decrease) in
     net assets resulting
     from operations ............      3,235,070      (1,784,510)
                                    ------------    ------------
Distributions to shareholders:
Dividends to shareholders from
   net investment income:
   RBB shares ($.6225 and
     $.5901, respectively,
     per share) .................     (2,609,620)     (3,330,364)
Distributions to shareholders in
   excess of net investment
   income ($.0235 per share
   for 1994) ....................           --          (133,248)
Distributions to shareholders
   from capital:
   RBB shares ($.1455 and $.1544,
      respectively, per share) ..       (834,878)       (869,154)
                                    ------------    ------------
     Total distributions to
       shareholders .............     (3,444,498)     (4,332,766)
                                    ------------    ------------

Net capital share transactions ..    (44,215,056)     24,759,719
                                    ------------    ------------
Total increase (decrease) in
   net assets ...................    (44,424,484)     18,642,443
Net Assets:
   Beginning of Year ............     54,938,277      36,295,834
                                    ------------    ------------
   End of Year ..................   $ 10,513,793    $ 54,938,277
                                    ============    ============

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                   ------------   --------------
AGENCY OBLIGATIONS--4.4%
Student Loan Marketing Association
   Variable Rate Notes (DAGGER)
   5.650% 09/05/1995 ..........................    $     25,000   $   25,000,000
   5.690% 09/05/1995 ..........................          20,000       20,000,000
   5.700% 09/05/1995 ..........................          10,000       10,000,000
   5.710% 09/05/1995 ..........................          25,000       24,989,366
                                                                   -------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $79,989,366) .....................                       79,989,366
                                                                   -------------
BANK NOTES--6.9%
Huntington National Bank of Ohio
   (Huntington Bankshare Inc.)
   5.760% 11/02/1995 ..........................          25,000       24,999,961
First National Bank of Boston
   5.750% 11/01/1995 ..........................          30,000       30,000,000
   5.630% 01/08/1996 ..........................          50,000       50,000,000
Mellon Bank
   6.220% 11/01/1995 ..........................          19,500       19,500,320
                                                                   -------------
     TOTAL BANK NOTES
       (Cost $124,500,281) ....................                      124,500,281
                                                                   -------------
CERTIFICATES OF DEPOSIT--7.5%
Yankee Certificates of Deposit--7.5%
ABN-Amro Bank NV
   5.660% 10/11/1995 ..........................          25,000       24,842,778
Commerzbank
   7.320% 01/24/1996 ..........................          13,000       13,034,170
Credit Suisse
   5.630% 12/11/1995 ..........................          50,000       50,000,000
Societe Generale
   5.770% 01/08/1996 ..........................          25,000       25,000,000
Westpac Banking Corp.
   5.850% 06/04/1996 ..........................          25,000       25,000,000
                                                                   -------------
                                                                     137,876,948
                                                                   -------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $137,876,948) ....................                      137,876,948
                                                                   -------------
COMMERCIAL PAPER--32.4%
Agricultural Services--0.8%
Golden Peanut Company
   5.600% 11/08/1995 ..........................          15,000       14,841,333
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Automobiles--0.3%
Ford Motor Credit Corp.
   6.070% 01/08/1996 ..........................   $       5,000    $   4,891,246
                                                                   -------------
Banks--4.1%
Abbey National North America Corp.
   5.620% 10/03/1995 ..........................          25,000       24,875,111
Amro N.A. Finance, Inc.
   5.520% 10/02/1995 ..........................          20,000       19,904,933
   6.160% 01/02/1996 ..........................          10,000        9,789,533
National City Corp.
   6.180% 10/02/1995 ..........................          20,000       19,893,567
                                                                   -------------
                                                                      74,463,144
                                                                   -------------
Books Publishing & Printing--1.2%
McGraw Hill, Inc.
   5.900% 12/05/1995 ..........................          22,500       22,149,688
                                                                   -------------
Chemicals & Allied Products--0.8%
U.S. Borax & Chemical Co.
   5.620% 10/10/1995 ..........................          15,600       15,505,022
                                                                   -------------
Finance Services--0.3%
American Express Credit Corp.
   6.050% 10/30/1995 ..........................           5,000        4,950,424
                                                                   -------------
Food & Kindred Products--0.2%
McCormick & Company
   5.910% 09/21/1995 ..........................           4,000        3,986,867
                                                                   -------------
Glass, Glassware, Pressed or Blown--0.5%
Newell Co.
   5.980% 10/10/1995 ..........................          10,000        9,935,217
                                                                   -------------
Guided Missiles & Space Vehicles--2.2%
Rockwell International Corp.
   6.150% 09/06/1995 ..........................          40,000       39,965,833
                                                                   -------------
Natural Gas Transmission--1.4%
Southern California Gas
   5.560% 05/03/1996 ..........................          26,155       25,165,324
                                                                   -------------
Newspaper: Publishing & Printing--0.5%
Dow Jones and Company, Inc.
   5.600% 11/10/1995 ..........................          10,000        9,891,111
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Personal Credit Institutions--6.0%
BMW U.S. Capital Corp.
   5.720% 10/23/1995 ..........................      $ 50,000 $       49,586,889
   5.700% 11/01/1995 ..........................          25,000       24,758,542
   5.750% 11/21/1995 ..........................          15,000       14,805,937
Toyota Motor Credit Corp.
   6.120% 12/29/1995 ..........................          20,000       19,595,400
                                                                   -------------
                                                                     108,746,768
                                                                   -------------
Pharmaceutical Preparations--5.1%
American Home Products Corp.
   5.730% 11/10/1995 ..........................          33,500       33,126,754
   5.740% 09/14/1995 ..........................          22,000       21,954,399
   5.740% 09/18/1995 ..........................          14,800       14,759,884
Glaxo Wellcome PLC
   5.710% 11/22/1995 ..........................          23,000       22,700,859
                                                                   -------------
                                                                      92,541,896
                                                                   -------------
Plastic Mail, Synthetic Resin/Rubber--3.5%
du Pont (E.I.) de Nemours & Co.
   6.040% 10/03/1995 ..........................          20,000       19,892,622
   6.070% 01/10/1996 ..........................          20,000       19,558,239
   5.580% 07/18/1996 ..........................          25,000       23,756,125
                                                                   -------------
                                                                      63,206,986
                                                                   -------------
Retail Department Stores--0.6%
St. Michael Finance Ltd.
   5.630% 02/28/1996 ..........................          11,194       10,878,889
                                                                   -------------
Security Brokers & Dealers--1.3%
Merrill Lynch & Co.
   5.920% 02/02/1996 ..........................          25,000       24,366,889
                                                                   -------------
Short-Term Business Credit Institutions--3.6%
Corporate Asset Funding, Inc.
   6.060% 11/06/1995 ..........................          10,000        9,888,900
CXC, Inc.
   6.080% 10/17/1995 ..........................           5,200        5,159,602
McKena Triangle National Corp.
   5.710% 11/20/1995 ..........................          20,000       19,746,222
Sears Roebuck Acceptance Corp.
   6.200% 09/11/1995 ..........................          30,000       29,948,333
                                                                   -------------
                                                                      64,743,057
                                                                   -------------
     TOTAL COMMERCIAL PAPER
       (Cost $590,229,694) ....................                      590,229,694
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
MUNICIPAL BONDS--6.4%
California--1.2%
Adventist Health Systems West Series
   1988 (First Interstate Bank of
   California LOC) (DAGGER)
   5.900% 09/06/1995 ..........................      $ 13,225 $       13,225,000
San Bernardino County Certificate of
   Participation County Center
   Refinancing Project, Series 1995 (DAGGER)
   5.850% 09/07/1995 ..........................           8,100        8,100,000
                                                                   -------------
                                                                      21,325,000
                                                                   -------------
Georgia--0.1%
Richmond County IDA (Monsanto
   County Project) VRDN (DAGGER)
   6.270% 06/01/1996 ..........................           1,300        1,300,000
                                                                   -------------
Illinois--1.0%
Baylis Group Partnership Weekly
   Demand Taxable Bond Series
   1992 (Societe Genrale LOC) (DAGGER)
   6.050% 09/06/1995 ..........................             600          600,000
Barton Healthcare Taxable Revenue
   Bonds Series 1995 (American
   National Bank LOC) (DAGGER)
   5.900% 09/06/1995 ..........................          13,200       13,200,000
Illinois Health Facilities Authority
   Convertible VRDN (The Streeterville
   Corp. Project) Series 1993-B (First
   National Bank of Chicago LOC) (DAGGER)
   5.900% 09/06/1995 ..........................           4,400        4,400,000
                                                                   -------------
                                                                      18,200,000
                                                                   -------------
Kentucky--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (Credit Lyonnais
   LOC) VRDN (DAGGER)
   5.850% 09/06/1995 ..........................           4,200        4,200,000
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Minnesota--0.3%
Fairview Hospital and Healthcare
   Services Taxable Adjustable
   Convertible Extendable Securities
   Series 1994 (MBIA Insured) VRDN (DAGGER)
   5.900% 09/07/1995 ..........................   $       5,200    $   5,200,000
                                                                   -------------
Mississippi--1.1%
Hinds County IDR Bonds VRDN (DAGGER)
   5.950% 09/06/1995 ..........................           1,500        1,500,000
   5.950% 09/06/1995 ..........................           2,410        2,410,000
Mississippi Business Finance Corp.
   Taxable IDR Bonds VRDN (DAGGER)
   5.950% 09/07/1995 ..........................           2,500        2,500,000
Mississippi Business Finance Corp.
   Taxable IDR Bonds (Bryan Foods
   Project) Series 1994 (Sara Lee
   Corporation Guaranty) VRDN (DAGGER)
   5.850% 09/06/1995 ..........................          14,000       14,000,000
                                                                   -------------
                                                                      20,410,000
                                                                   -------------
New York--0.9%
Health Insurance Plan of Greater
   New York Adjustable/Convertible
   Extendable Securities 1990 B-1
   (Morgan Guaranty Trust Co. LOC)
   VRDN (DAGGER)
   5.850% 09/06/1995 ..........................           6,800        6,800,000
Health Insurance Plan of Greater
   New York Adjustable/Convertible
   Extendable Securities VRDN (DAGGER)
   5.850% 09/06/1995 ..........................           5,500        5,500,000
New York City (DAGGER)
   6.020% 11/21/1995 ..........................           5,000        5,000,000
                                                                   -------------
                                                                      17,300,000
                                                                   -------------
North Carolina--0.8%
Community Health Systems, Inc.
   Taxable First National Bank of
   North Carolina Series 1991-A (DAGGER)
   6.050% 09/06/1995 ..........................             400          400,000
City of Asheville, North Carolina
   Tax Corp. (DAGGER)
   5.850% 09/06/1995 ..........................          13,500       13,500,000
                                                                   -------------
                                                                      13,900,000
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Texas--0.8%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Bonds (Rohr Industries Project)
   Series 1990 (Citibank N.A. LOC) (DAGGER)
   5.900% 09/06/1995 ..........................      $ 14,800 $       14,800,000
                                                                   -------------
     TOTAL MUNICIPAL BONDS
       (Cost $116,635,000) ....................                      116,635,000
                                                                   -------------
TIME DEPOSITS--4.1%
Z-Laenderbank, Bank of Austria AG
   5.750% 09/01/1995 ..........................          50,000       50,000,000
Huntington National Bank of Ohio
   5.770% 09/08/1995 ..........................          25,000       25,000,000
                                                                   -------------
     TOTAL TIME DEPOSITS
       (Cost $75,000,000) .....................                       75,000,000
                                                                   -------------
CORPORATE OBLIGATIONS--24.1%
Automobiles--0.2%
American Honda Corp. (DAGGER)
   5.975% 11/09/1995 ..........................           4,500        4,497,522
                                                                   -------------
Banks--5.7%
Boatman's Bankshares of
   South Missouri (DAGGER)
   5.934% 11/14/1995 ..........................           5,000        5,000,000
First Union National Bank of
   North Carolina (DAGGER)
   5.590% 09/01/1995 ..........................          40,000       40,000,000
Morgan Guaranty Trust (DAGGER)
   5.920% 09/01/1995 ..........................          50,000       49,971,598
Society Corporation
   4.755% 03/11/1996 ..........................           3,300        3,271,557
Comerica Bank (DAGGER)
   5.610% 09/05/1995 ..........................           5,000        4,998,980
                                                                   -------------
                                                                     103,242,135
                                                                   -------------
Finance Lessors--3.0%
IBM Credit Corp. (DAGGER)
   5.770% 09/01/1995 ..........................           5,000        4,999,736
IBM Credit Corp.
   5.880% 08/08/1996 ..........................          25,000       24,997,898
   6.000% 08/28/1996 ..........................          25,000       24,998,022
                                                                   -------------
                                                                      54,995,656
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
Natural Gas Transmisson--0.3%
Southern California Gas
   5.050% 09/01/1995 ..........................   $       5,000    $   5,000,000
                                                                   -------------
Personal Credit Institutions--1.3%
Associates Corporation of
   North America
   8.750% 02/01/1996 ..........................           4,500        4,547,190
General Motors Acceptance Corp.
   8.750% 02/01/1996 ..........................           5,000        5,041,587
   5.950% 02/23/1996 ..........................           3,700        3,686,341
   8.250% 08/01/1996 ..........................           5,000        5,104,080
General Motors Acceptance Corp. (DAGGER)
   6.175% 09/01/1995 ..........................           5,000        4,997,915
                                                                   -------------
                                                                      23,377,113
                                                                   -------------
Security Brokers & Dealers--13.6%
Bear Stearns & Co., Inc. (DAGGER)
   5.920% 09/01/1995 ..........................          20,000       20,000,000
   5.950% 09/01/1995 ..........................          50,000       50,000,000
Goldman Sachs Group, LP (DAGGER)
   6.188% 09/06/1995 ..........................          53,000       53,000,000
Lehman Brothers Holdings, Inc. (DAGGER)
   6.025% 09/07/1995 ..........................          50,000       50,000,000
Merrill Lynch & Co.
   4.750% 06/24/1996 ..........................           9,135        9,050,470
Merrill Lynch & Co. (DAGGER)
   6.100% 09/01/1995 ..........................          20,000       20,002,991
Merrill Lynch & Co.
   6.440% 05/15/1996 ..........................          15,000       15,000,000
   6.050% 08/19/1996 ..........................          15,000       15,000,000
Morgan Stanley Group (DAGGER)
   5.975% 01/03/1996 ..........................          15,000       15,000,000
                                                                   -------------
                                                                     247,053,461
                                                                   -------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $438,165,887) ....................                      438,165,887
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
REPURCHASE AGREEMENTS--14.0%
Goldman Sachs & Co.
   5.850% 09/01/1995 ..........................        $ 75,000   $   75,000,000
     (Agreement dated 08/31/95 to
     be repurchased at $75,012,188,
     collateralized by $81,381,406
     Federal National Mortgage Assoc.
     6.31% due 04/01/34. Market
     value of collateral is $77,250,000).
Goldman Sachs & Co.
   5.950% 09/01/1995 ..........................          25,000       25,000,000
     (Agreement dated 08/31/95 to be
     repurchased at $25,004,132,
     collateralized by  $23,072,000
     U.S.  Treasury  Notes  7.875%
     to 8.75%  due  04/15/98  to
     08/15/00. Market value of
     collateral is $25,500,530).
Morgan Stanley & Co.
   5.875% 09/01/1995 ..........................         150,000      150,000,000
     (Agreement dated 08/31/95 to be
     repurchased at $150,024,479,
     collateralized by $72,370,070
     Federal National Mortgage Assoc.
     6.50% to 7.50% due 5/25/08 to
     3/25/24 and $117,471,933
     Federal Home Loan Mortgage
     Corp. 0.00% to 12.50% due
     6/15/00 to 3/15/24. Market
     value of collateral is
     $153,773,069).
PaineWebber Incorporated
   5.875% 09/01/1995 ..........................           4,900        4,900,000
     (Agreement dated 08/31/95 to be
     repurchased at $4,900,800,
     collateralized by $10,655,000
     Federal National Mortgage Assoc.
     Strip due 04/01/24. Market value
     of collateral is $5,047,523).
                                                                   -------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $254,900,000) ....................                      254,900,000
                                                                   -------------


                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1995

                                                                      Value
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $1,817,297,176*) ...................                     $1,817,297,176
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% .....................                          4,074,512
                                                                  --------------
NET ASSETS (Applicable to 935,832,262 Bedford
   shares,  235,665 Cash Preservation
   shares,  443,649,097  Janney  Montgomery
   Scott  shares,  55,401 RBB  shares,
   441,618,989 Sansom Street shares
   and 800 other shares)--100.0% ............                     $1,821,371,688
                                                                  ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($1,821,371,688 / 1,821,392,214)..........                              $1.00
                                                                           =====

*          Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 1995 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR...............................................Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
   Interest ............................   $ 75,047,617
                                           ------------
EXPENSES
   Investment advisory fees ............      4,864,529
   Distribution fees ...................      5,212,833
   Service organization fees ...........        391,361
   Directors' fees .....................         11,538
   Custodian fees ......................        219,718
   Transfer agent fees .................      1,536,138
   Legal fees ..........................         66,236
   Audit fees ..........................         73,717
   Registration fees ...................        165,999
   Insurance expense ...................         37,784
   Printing expense ....................        236,808
   Miscellaneous .......................             70
                                           ------------
                                             12,816,731
   Less fees waived ....................     (2,670,396)
   Less expense reimbursement by advisor        (12,047)
                                           ------------
      TOTAL EXPENSES ...................     10,134,288
                                           ------------

NET INVESTMENT INCOME ..................     64,913,329
                                           ------------
REALIZED LOSS ON INVESTMENTS ...........        (18,463)
                                           ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................   $ 64,894,866
                                           ============


STATEMENT OF CHANGES IN NET ASSETS
                                     For the            For the
                                    Year Ended         Year Ended
                                  August 31, 1995    August 31, 1994
                                  ---------------    ---------------
Increase in net assets:
Operations:
   Net investment income ......   $    64,913,329    $    32,169,184
   Net loss on investments ....           (18,463)            (2,062)
                                  ---------------    ---------------

   Net increase in net assets
     resulting from operations         64,894,866         32,167,122
                                  ---------------    ---------------
Distributions to shareholders:
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0486 and
     $.0278, respectively,
     per share) ...............       (38,765,552)       (21,525,364)
   Cash Preservation shares
     ($.0487 and $.0278,
     respectively, per share) .           (11,336)           (26,296)
   Janney Montgomery Scott
     shares ($.0112 per share
     for 1995) ................        (4,784,092)              --
   RBB shares ($.0482 and
     $.0273, respectively,
     per share) ...............            (2,530)            (1,576)
   Sansom Street shares ($.0543
     and $.0334, respectively,
     per share) ...............       (21,349,819)       (10,615,948)
Distributions to shareholders
   from net realized
   short-term gains:
   Bedford shares .............              --              (48,280)
   Cash Preservation shares ...              --                  (40)
   Janney Montgomery Scott
     shares ...................              --                 --
   RBB shares .................              --                   (5)
   Sansom Street shares .......              --              (15,323)
                                  ---------------    ---------------
     Total distributions to
       shareholders ...........       (64,913,329)       (32,232,832)
                                  ---------------    ---------------
Net capital share
   transactions ...............       736,630,198        110,590,287
                                  ---------------    ---------------
Total increase in net assets ..       736,611,735        110,524,577
Net Assets:

   Beginning of year ..........     1,084,759,953        974,235,376
                                  ---------------    ---------------
   End of year ................   $ 1,821,371,688    $ 1,084,759,953
                                  ===============    ===============

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
ALABAMA--2.6%
Columbia Industrial Development
   Board (Alabama Power Company
   (Project) Series 1995 A DN (DAGGER) [A-1]
   3.300% 09/01/1995 ..........................   $       2,000    $   2,000,000
Demopolis DN / (Banque Nationale
   de Paris LOC) (DAGGER) [A-1+]
   3.850% 09/07/1995 ..........................           3,000        3,000,000
Health Care Authority of the City of
   Huntsville Health Care Facilities
   Revenue 1994-b DN / (MBIA
   Insurance) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           5,000        5,000,000
Livingston IDR Toin Corp USA
   Project DN / (Industrial Bank of
   Japan LOC) (DAGGER) [A-1+]
   4.000% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
                                                                      11,000,000
                                                                   -------------
ALASKA--0.8%
Alaska Housing Finance Corp. ..................
   Governmental Purpose Bonds 1994
   Series A DN / (Westdeutsche
   Landesbank Girozentrale LOC) (DAGGER)
   [A-1+]
   3.550% 09/07/1995 ..........................           1,300        1,300,000
Alaska Industrial Development and
   Export Authority Comp IBD Current
   Refunding Bonds Series 1984-5
   (Bank of America LOC) DN (DAGGER) [A-1]
   3.850% 09/07/1995 ..........................           2,100        2,100,000
                                                                   -------------
                                                                       3,400,000
                                                                   -------------
ARIZONA--5.4%
Apache County IDA Bonds DN /
   (Barclays Bank LOC) (DAGGER) [A-1+]
   3.625% 09/06/1995 ..........................          10,000       10,000,000
Flagstaff IDA DN / (FGIC Insurance) (DAGGER)
   [A-1]
   3.800% 09/07/1995 ..........................           5,855        5,855,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
ARIZONA--(continued)
Maricopa County Pollution Control
   Corporation PCR Refunding Bonds
   Arizona Public Service Co. DN /
   (Toronto Dominion LOC) (DAGGER) [A-1+]
   3.300% 09/01/1995 ..........................   $       1,600    $   1,600,000
Phoenix City DN / (Canadian Imperial
   Bank LOC) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           2,650        2,650,000
Pima County IDA RB DN / (Barclays
   Bank LOC) (DAGGER) [A-1+]
   3.625% 09/07/1995 ..........................           2,900        2,900,000
                                                                   -------------
                                                                      23,005,000
                                                                   -------------
ARKANSAS--1.5%
Arkansas Development Finance
   Authority Revenue Bonds DN /
   (FGIC Insurance) (DAGGER) [A-1+]
   3.600% 09/07/1995 ..........................           2,900        2,900,000
City of Hope Arkansas MB  (DOUBLE DAGGER) [A-1]
   3.950% 10/27/1995 ..........................           2,400        2,400,000
Warren Park Solid Waste DN /
   (Credit Suisse LOC) (DAGGER) [A-1+]
   3.700% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
                                                                       6,300,000
                                                                   -------------
CALIFORNIA--1.1%
City of Loma Linda Medical Center
   Project Series A Hospital RB DN /
   (Ind. Bank of Japan LOC) (DAGGER) [A-1]
   3.750% 09/01/1995 ..........................             700          700,000
Los Angeles County California TRAN
   (Bank of America LOC) [SP-1]
   4.500% 07/01/1996 ..........................           2,500        2,513,989
Southern California Public Power
   Authority Transmission Project RB
   1991 Subordinated Refunding Series
   DN / (AMBAC Insurance) (DAGGER) [A-1+]
   3.150% 09/07/1995 ..........................           1,500        1,500,000
                                                                   -------------
                                                                       4,713,989
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
COLORADO--2.8%
Colorado Health Care Facilities
   Authority (Sisters of Charity)
   DN (DAGGER) [A-1+]
   3.550% 09/07/1995 ..........................   $       7,300    $   7,300,000
City and County of Denver Airport
   System Subordinate RB MB/
   (Sumitomo Bank LOC) (DOUBLE DAGGER) [VMIG]
   3.900% 09/21/1995 ..........................           1,000        1,000,000
Moffat County DN (DAGGER) [A-1+]
   3.600% 09/07/1995 ..........................           3,400        3,400,000
                                                                   -------------
                                                                      11,700,000
                                                                   -------------
CONNECTICUT--0.2%
Connecticut Housing Mortgage
   Finance Program Series E MB (DOUBLE DAGGER)
   [VMIG1, A-1+]
   4.400% 11/15/1995 ..........................             800          800,000
                                                                   -------------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities Refunding
   RB DN (Delmarva Power & Light
   Project) Series 1993-C (Delmarva
   Power & Light Corporate Obligor) (DAGGER)
   [VMIG1]
   3.800% 09/07/1995 ..........................           3,000        3,000,000
                                                                   -------------
FLORIDA--3.1%
Alachua County Health Facility RB
   (North Florida Retirement Village)
   Series 1991 DN / (Kredietbank
   LOC) (DAGGER) [A-1]
   3.600% 09/07/1995 ..........................           1,500        1,500,000
Broward  County Variable Rate Demand
   IDA RB (Allied Signal Inc. Project)
   Series 1992 (Allied Signal Corporate
   Obligor) DN (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................             400          400,000
Florida Housing Finance Agency DN /
   (Wells Fargo Bank LOC) (DAGGER) [A-1]
   3.800% 09/30/1995 ..........................           3,000        3,000,000
Greater Orlando Aviation Airport
   Authority Facilities TECP Series B
   (DOUBLE DAGGER) [P-1, A-1]
   3.750% 09/29/1995 ..........................           7,500        7,500,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
FLORIDA--(continued)
Jacksonville Florida MB (DOUBLE DAGGER)
   8.875% 10/01/1995 ..........................   $         700    $     716,461
                                                                   -------------
                                                                      13,116,461
                                                                   -------------
GEORGIA--4.5%
Burke County Development Authority
   PCR Bonds (Georgia Power Company
   Plant Vogtle Projection) DN (DAGGER) [A-1]
   3.300% 09/01/1995 ..........................           1,900        1,900,000
Burke County Development Authority
   PCR DN (DAGGER) [A-10]
   3.600% 09/01/1995 ..........................           2,800        2,800,000
Dekalb County Development Authority
   (Metro Atlanta YMCA Project) DN /
   (Wachovia LOC) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           4,105        4,105,000
Forsyth County IDA RB DN
   (American Boa Inc. Project) (DAGGER)
   3.900% 09/07/1995 ..........................           2,000        2,000,000
Fulco Hospital Authority Revenue
   Anticipation Certificates MB /
   (Barclays Bank LOC) (DOUBLE DAGGER)
   9.300% 10/01/1995 ..........................             700          716,695
Fulton County Development Authority
   (Metro Atlanta YMCA Project) DN /
   (Wachovia LOC) (DAGGER) [A-1+]
   3.400% 09/07/1995 ..........................           3,290        3,290,000
Georgia Municipal Association Pooled
   Bonds DN / (Credit Suisse LOC) (DAGGER)
   [A1+]
   3.600% 09/07/1995 ..........................           3,098        3,097,945
Monroe County Development
   Authority PCR DN (DAGGER) [A-1]
   3.300% 09/01/1995 ..........................           1,200        1,200,000
                                                                   -------------
                                                                      19,109,640
                                                                   -------------
HAWAII--0.3%
City and County of Honolulu TECP
   Line of Credit CIBC MB (DOUBLE DAGGER) [A-1+]
   3.900% 10/31/1995 ..........................           1,500        1,500,000
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
ILLINOIS--12.3%
Chicago O'Hare International Airport
   Special Facility RB DN / (Society
   General LOC ) (DAGGER) [A-1+]
   3.650% 09/07/1995 ..........................   $       5,800   $    5,800,000
City of Chicago GO Tender Notes DN /
   (Society General LOC) (DAGGER) [A-1+]
   3.600% 09/07/1995 ..........................           1,000        1,000,000
Educational Facility Authority DN
   (Illinois Institute of Technology)
   Series A (DAGGER) [MIG1]
   3.600% 09/07/1995 ..........................          10,200       10,200,000
Health Facility Authority DN (Central
   Health Care And Northwest
   Community Hospital) / (Sumitomo
   Bank LOC) (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           1,545        1,545,000
Illinois Development Facility Harris DN /
   (FNMA LOC) (DAGGER) [A-1+]
   3.700% 09/07/1995 ..........................          12,300       12,300,000
Illinois Development Finance Authority
   (CHS Acquisition Corp. Project)
   DN / (ABM-AMRO BANK N.V. LOC) (DAGGER)
   [A-1+]
   4.000% 09/07/1995 ..........................           5,035        5,035,000
Illinois Development Finance Authority
   PCR DN (Commonwealth Edison CO
   Project) Series 94C / (ABM-AMRO
   Bank N.V. LOC) (DAGGER) [A-1+]
   3.550% 09/07/1995 ..........................           7,000        7,000,000
Illinois Educational Facilities Authority
   RB DN (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           8,000        8,000,000
Illinois Health Facilities MB/(First
   National Bank of Chicago LOC (DOUBLE DAGGER)
   4.000% 02/01/1996 ..........................           1,000        1,000,000
                                                                    ------------
                                                                      51,880,000
                                                                    ------------
INDIANA--2.5%
Indiana Bond Bank MB (DOUBLE DAGGER)
   3.995% 09/07/1995 ..........................           3,500      3,500,000
Indiana Housing Finance Authority
   Series 1994C MB (DOUBLE DAGGER)
   4.000% 07/01/1996 ..........................           1,500      1,500,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
INDIANA--(continued)
Orleans Economic Development RB
   (Almana Ltd Liabilty Co. Project)
   Series 95 DN (DAGGER)
   3.950% 09/07/1995 ..........................    $      5,400     $  5,400,000
                                                                    ------------
                                                                      10,400,000
                                                                    ------------
IOWA--3.7%
Council Bluffs City PCR RB DN
   (Iowa-Illinois Gas and Electric
   Company Project) Series 1995
   3.600% (DAGGER) 09/07/1995 .................          11,650       11,650,000
Iowa Finance Authority Tax-Exempt
   Adjustable Mode IDA RB DN (Dixie
   Bedding Co. Project) Series 95 /
   (Wachovia LOC) (DAGGER) [AA2]
   3.875% 09/07/1995 ..........................           3,000        3,000,000
Osceola IDA RB (Babson Brothers Co.
   Project) Series 1986 (LOC-Bank of
   New York) DN / (Bank of New York
   LOC) (DAGGER) [MIG]
   3.750% 09/07/1995 ..........................           1,100        1,100,000
                                                                    ------------
                                                                      15,750,000
                                                                    ------------
KANSAS--1.9%
Lawrence IDA RB Series A Ram Co.
   Project DN / (Wachovia LOC) (DAGGER)
   3.875% 09/07/1995 ..........................           2,125        2,125,000
Shawnee IDA RB Thrall Enterprises Inc.
   Project DN (DAGGER) [A-1+]
   3.900%(DAGGER)  09/07/1995 .................           6,000        6,000,000
                                                                    ------------
                                                                       8,125,000
                                                                    ------------
KENTUCKY--9.2%
Henderson County Solid Waste
   Disposal RB (Hudson Foods Inc.
   Project) DN / (Rabo Bank Nederland
   LOC) (DAGGER) [MIG]
   3.700% 09/07/1995 ..........................          10,000       10,000,000
Hopkinsville  IDA RB (Douglas Autotech
   Corp. Project) Series 95 DN / (Ind
   Bank of Japan LOC) [A-1+]
   4.000%(DAGGER) 09/07/1995 ..................           7,700        7,700,000

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
KENTUCKY--(continued)
Maysville City Solid Waste Disposal
   Facilities RB MB (DOUBLE DAGGER)  [A-1]
   3.650% 10/13/1995 ..........................   $       8,365    $   8,365,000
   3.950% 11/10/1995 ..........................           6,000        6,000,000
Pulaski County Solid Waste Disposal
   RB National Rural Utilities for East
   Kentucky Power MB [VMIG, A-1+]
   3.900% 02/15/1996 ..........................           6,700        6,700,000
                                                                   -------------
                                                                      38,765,000
                                                                   -------------
MARYLAND--1.3%
Anne Arundel County PCR TECP (DOUBLE DAGGER)
   [VMIG, A-1]
   3.900% 10/13/1995 ..........................           5,380        5,380,000
                                                                   -------------
MICHIGAN--1.5%
Detroit Downtown Development
   Authority DN (Millender Project) /
   (Sumitomo Bank LOC) (DAGGER) [VMIG]
   3.700% 09/07/1995 ..........................           5,200        5,200,000
Northville IDA DN (Thrifty Northville
   Project) / (Westpac Banking Corp.
   LOC) (DAGGER) [P-1]
   3.750% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
                                                                       6,200,000
                                                                   -------------
MISSOURI--0.6%
City of Kansas City IDA RB
   (Mid-America Health Services Inc.
   Project) Series 1984 DN / (Bank of
   New York LOC) (DAGGER) [A-1]
   3.900% 09/07/1995 ..........................           1,100        1,100,000
Health and Educational Facility Authority
   School District Advance Funding
   Program Notes (Kansas City School
   District Project) Series 1994-F
   (GIC-Transamerica) MB (DOUBLE DAGGER) [SP1+]
   4.500% 09/19/1995 ..........................           1,325        1,325,032
                                                                   -------------
                                                                       2,425,032
                                                                   -------------
NEBRASKA--0.9%
Lancaster (Sun-Husker Foods Inc.
   Project) DN / (Bank of Tokyo LOC) (DAGGER)
   [A-1+]
   4.000% 09/07/1995 ..........................           3,800        3,800,000
                                                                   -------------

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
NEW JERSEY--0.1%
New Jersey Natural Gas Co. Project
   Series B DN / (AMBAC Insurance) (DAGGER)
   [MIG]
   3.150% 09/01/1995 ..........................   $         500    $     500,000
                                                                   -------------
NEW HAMPSHIRE--0.2%
New Hampshire PCRB (New England
   Power Co. Project) Series 1990A MB
   (DOUBLE DAGGER) [A-1]
   3.600% 09/08/1995 ..........................           1,050        1,050,000
                                                                   -------------
NEW YORK--0.8%
New York City GO Series B10 DN /
   (Union Bank of Switzerland LOC) (DAGGER)
   [A-1+]
   3.550% 09/07/1995 ..........................             500          500,000
New York City RANS 1996 MB (DOUBLE DAGGER)
   4.500% 04/11/1996 ..........................           2,770        2,779,266
                                                                   -------------
                                                                       3,279,266
                                                                   -------------
NORTH CAROLINA--4.1%
North Carolina Educational Facilities
   Finance Agency DN (DAGGER) [A-1+]
   3.650% 09/07/1995 ..........................           1,100        1,100,000
North Carolina Medical Care (Moses H
   Cone Memorial Hospital Project) DN
   (Wachovia LOC) (DAGGER) [A-1+]
   3.800% 09/07/1995 ..........................           1,200        1,200,000
Wake County Industrial Facility &
   Pollution Control Authority DN
   Series 87 (DAGGER) [P-1]
   3.650% 09/01/1995 ..........................          14,900       14,900,000
                                                                   -------------
                                                                      17,200,000
                                                                   -------------
OHIO--0.6%
Toledo Improvement Notes
   Series 2 MB (DOUBLE DAGGER)
   3.890% 05/15/1996 ..........................           2,610        2,610,707
                                                                   -------------
OKLAHOMA--1.5%
Muldrow Public Works Authority IDA
   RB (Oklahoma Foods Inc. Project)
   DN / (RABO Bank Nederland LOC) (DAGGER)
   [A-1+]
   4.000% 09/07/1995 ..........................           6,300        6,300,000
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
PENNSYLVANIA--1.4%
Cambria County IDA Resource
   Recovery RB DN / (Fuji Bank
   LOC) (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................   $       2,000    $   2,000,000
Carlisle Boro Municipal Authority
   RB MB (DOUBLE DAGGER)
   9.500% 11/01/1995 ..........................           1,500        1,541,683
   9.500% 11/01/1995 ..........................             500          506,796
Clinton County IDA Annual Tender
   Solid Waste Disposal RB
   (International Paper Co. Project)
   Series 1992-A (International Paper
   Corporate Obligation) (DOUBLE DAGGER)
   5.200% 01/16/1996 ..........................           2,000        2,000,000
                                                                   -------------
                                                                       6,048,479
                                                                   -------------
RHODE ISLAND--2.7%
Rhode Island Student Loan Series 1
   DN / National Westminster LOC) (DAGGER)
   [A-1+]
   3.650% 09/06/1995 ..........................           9,500        9,500,000
Rhode Island Housing & Mortgage
   Finance Corporation Home
   Ownership Opportunity Bonds
   Series 17-C MB [VMIG, A-1+]
   4.400% 02/01/1996 ..........................           2,000        2,000,000
                                                                   -------------
                                                                      11,500,000
                                                                   -------------
SOUTH CAROLINA--1.6%
Florence County Hospital RB DN /
   (FGIC Insurance) (DAGGER) [A-1]
   3.600% 09/07/1995 ..........................           6,600        6,600,000
                                                                   -------------
SOUTH DAKOTA--0.4%
Lawrence County Variable/Fixed Rate
   PCR RB (Homestake Mining Company
   Project) Series 1983 DN / (Bank of
   Nova Scotia LOC) (DAGGER) [A-1]
   3.600% 09/07/1995 ..........................           1,500        1,500,000
                                                                   -------------
TENNESSEE--2.1%
Hamilton County Tennessee GO
   Bond MB (DOUBLE DAGGER)
   4.300% 10/01/1995 ..........................           1,000        1,000,000

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
TENNESSEE--(continued)
Memphis General Improvement Airport
   Refunding Bonds Series 95B DN /
   (Westdeutsche  Landesbank
   Girozentrale LOC) (DAGGER)
   [A-1+]
   3.550% 09/07/1995 ..........................   $       5,600    $   5,600,000
Montgomery County Public Building
   Authority Tennessee County Loan
   Pool GO DN / (NCNB LOC) (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           2,400        2,400,000
                                                                   -------------
                                                                       9,000,000
                                                                   -------------
TEXAS--17.7%
Angelina and Neches River Authority
   Solid Waste Disposal RB MB (DOUBLE DAGGER)
   [P-1, A-1]
   3.450% 09/08/1995 ..........................           7,300        7,300,000
Brazos Higher Education Authority, Inc.
   Student Loan RB DN / (Student
   Loan Marketing Assoc. LOC) (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           9,000        9,000,000
Harris County Health Facility
   Development Corporation Texas
   Childrens DN (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           5,000        5,000,000
Houston Water and Sewer System
   Series A MB (DOUBLE DAGGER)  [P-1, A-1+]
   4.200% 09/07/1995 ..........................           5,000        5,000,000
North Texas Higher Education
   Authority Inc.  Student Loan
   Revenue Senior Series 87 DN /
   (Fuji Bank LOC) (DAGGER) [MIG]
   3.700% 09/07/1995 ..........................          13,900       13,900,000
North Texas Higher Education Student
   Loan Revenue Series A DN (DAGGER) [A-1+]
   3.750% 09/07/1995 ..........................           5,000        5,000,000
Panhandle Plains Higher Education
   Authority  Student Loan RB DN /
   (Student Loan Marketing Assoc
   LOC) (DAGGER) [MIG]
   3.550% 09/07/1995 ..........................           5,700        5,700,000
Sabine River IDA RB Northeast Texas
   SPA National Rural Utilities MB
   (DOUBLE DAGGER) [A-1+]
   3.800% 02/15/1996 ..........................           2,005        2,005,000


                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
TEXAS--(continued)
San Antonio Texas Housing Finance
   Corporation (Wellington Place
   Apartments) Series 1995A DN (DAGGER)
   [A-1+]
   3.700% 09/07/1995 ..........................   $       3,000    $   3,000,000
San Antonio Water System Series 92
   TECP (Revenue Credit Agreement
   with Credit Suisse) MB (DOUBLE DAGGER)
   4.200% 09/14/1995 ..........................           4,000        4,000,000
Texas University System Board of
   Regents Permanent University
   Fund Series B MB (DOUBLE DAGGER) [P-1, A-1+]
   3.900% 10/13/1995 ..........................           5,000        5,000,000
Texas Water Development Board
   1992A MB (DOUBLE DAGGER)  [A-1+]
   3.750% 09/07/1995 ..........................          10,000       10,000,000
                                                                   -------------
                                                                      74,905,000
                                                                   -------------
UTAH--1.9%
Intermountain Power Agency MB (DOUBLE DAGGER)
   [A-1]
   3.850% 06/15/1996 ..........................           1,000        1,000,000
Salt Lake Airport Revenue DN (DAGGER) [A-1+]
   3.550% 09/07/1995 ..........................           2,600        2,600,000
Utah State Board of Regents Student
   Loan Revenue Series C Student
   Loan RB DN / (Dresdner Bank
   LOC) (DAGGER) [A-1+]
   3.750% 09/07/1995 ..........................           3,400        3,400,000
Utah Housing Finance Agency Single
   Family Mortgage Variable Rate
   Bonds DN / (Guaranteed Investor
   Contract LOC) (DAGGER) [MIG]
   3.650% 09/07/1995 ..........................           1,100        1,100,000
                                                                   -------------
                                                                       8,100,000
                                                                   -------------
VIRGINIA--1.0%
Culpeper Town IDA Residential Care Facility RB
   DN / (NCNB LOC) (DAGGER) (A-1]
   3.700% 09/07/1995 ..........................             400          400,000
Lynchburg IDA Hospital RB DN (DAGGER) [A-1]
   3.550% 09/07/1995 ..........................             400          400,000
Peninsula Ports Authority Variable/Fixed
   Rate IDA RB DN (Allied Signal Inc.
   Project) Series 1993 (Allied Signal
   Corp. Obligation) (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           1,000        1,000,000


                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
VIRGINIA--(continued)
Virgina State Housing Authority
   Commonwealth Mortgage Bonds
   Subseries B-STEM MB (DOUBLE DAGGER)
   [VMIG, A-1+]
   3.550% 09/12/1995 ..........................   $       2,500    $   2,500,000
                                                                   -------------
                                                                       4,300,000
                                                                   -------------
WASHINGTON--1.3%
King County GO Bonds MB (DOUBLE DAGGER)  [Aa1]
   8.000% 12/01/1995 ..........................             670          675,865
Port of Seattle IDA DN (Alaska
   Airlines Project) / (Bank of America
   LOC) (DAGGER) [A-1]
   4.200% 09/07/1995 ..........................           4,900        4,900,000
                                                                   -------------
                                                                       5,575,865
                                                                   -------------
WEST VIRGINIA--1.9%
Commission of Grant County DN
   Series 88B / (Bank of America
   LOC) (DAGGER) [P-1]
   3.750% 09/07/1995 ..........................           5,000        5,000,000
Marion County DN / (National
   Westminster LOC) (DAGGER) [A-1+]
   3.800% 09/07/1995 ..........................           1,200        1,200,000
Marion County Solid Waste DN /
   (National Westminster LOC) (DAGGER)
   [A-1+]
   3.800% 09/07/1995 ..........................           1,800        1,800,000
                                                                   -------------
                                                                       8,000,000
                                                                   -------------
WISCONSIN--3.2%
Racine School District TRAN [SP-1]
   4.500% 08/23/1996 ..........................           6,000        6,025,277
Wisconsin Health Facilities Authority
   Daughters of Charity St. Mary's
   Hospital RB DN (DAGGER) [MIG]
   3.500% 09/07/1995 ..........................           3,850        3,850,000
Wisconsin Housing and Economic
   Development Authority Home
   Ownership RB MB (DOUBLE DAGGER)
   4.650% 09/01/1995 ..........................           1,000        1,000,587


                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1995

                                                       Par
                                                      (000)            Value
                                                  -------------   --------------
WISCONSIN--(continued)
Wisconsin Housing & Economic
   Development Authority Home
   Ownership RB Series 1991-B
   TOB DN (DAGGER)
   4.650% 09/01/1995 ..........................   $       2,500    $   2,500,300
                                                                   -------------
                                                                      13,376,164
                                                                   -------------
WYOMING--0.2%
City of Green River Variable/Fixed Rate
   Demand PCR Refunding Bonds
   (Allied Signal Inc. Project) Series
   1994 (Allied Signal Corporate
   Obligation) DN (DAGGER) [A-1]
   3.700% 09/07/1995 ..........................           1,000        1,000,000
                                                                   -------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $421,215,603*) .......................                      421,215,603
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% .......................                        1,538,260
                                                                   -------------
NET ASSETS  (Applicable  to 198,494,293
   Bedford  shares, 110,935,556
   Bradford shares, 161,271 Cash
   Preservation shares, 113,224,055
   Janney Montgomery Scott shares,
   4,939 RBB Shares and 800
   other shares)--100.0% ......................                    $ 422,753,863
                                                                   =============
NET ASSET VALUE, offering and
   redemption price per share
   ($422,753,863 / 422,820,914) ...............                            $1.00
                                                                           =====

*                 Also cost for Federal income tax purposes.
(DAGGER)          Variable  Rate  Demand  Notes -- The  interest  rate  shown is the rate as of August 31,  1995 and the  maturity shown is the longer of the next  interest readjustment date or the date the principal  amount  shown can be recovered through demand.
(DOUBLE DAGGER)   Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard & Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31, 1995. These ratings have not been audited by the Independent Accountants, and, therefore, are not covered by the Report of Independent Accountants.

INVESTMENT ABBREVIATIONS
BAN ......................................................Bond Anticipation Note
DN  .................................................................Demand Note
GO  .........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB  ..............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB  ................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP.................................................Tax Exempt Commercial Paper
TRAN...........................................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
   Interest ............................   $ 12,433,286
                                           ------------
EXPENSES
   Investment advisory fees ............      1,109,073
   Administration fees .................        328,023
   Distribution fees ...................      1,837,762
   Directors' fees .....................          2,936
   Custodian fees ......................         76,400
   Transfer agent fees .................        215,821
   Legal fees ..........................         27,428
   Audit fees ..........................         18,863
   Registration fees ...................        118,998
   Amortization expense ................          2,726
   Insurance expense ...................          9,739
   Printing expense ....................         69,197
   Miscellaneous .......................             24
                                           ------------
                                              3,816,990
   Less fees waived ....................     (1,063,867)
   Less expense reimbursement by advisor        (11,593)
                                           ------------
      TOTAL EXPENSES ...................      2,741,530

                                           ------------
NET INVESTMENT INCOME ..................      9,691,756
                                           ------------
REALIZED GAIN ON INVESTMENTS ...........          7,009
                                           ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................   $  9,698,765
                                           ============

STATEMENT OF CHANGES IN NET ASSETS
                                    For the          For the
                                   Year Ended       Year Ended
                                 August 31, 1995  August 31, 1994
                                  -------------    -------------
Increase (decrease) in net assets:
Operations:

   Net Investment Income ......   $   9,691,756    $   6,301,720
   Net gain (loss) on
     investments ..............           7,009          (10,833)
                                  -------------    -------------
   Net increase in net assets
     resulting from
     operations ...............       9,698,765        6,290,887
                                  -------------    -------------
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0297 and
     $.0195, respectively,
     per share) ...............      (5,717,451)      (4,374,300)
   Bradford shares ($.0297 and
     $.0195, respectively,
     per share) ...............      (3,266,535)      (1,924,607)
   Cash Preservation shares
     ($.0281 and $.0174,
     respectively, per share) .          (5,648)          (2,703)
   Janney Montgomery Scott
     shares ($.0063 per share
     for 1995) ................        (701,975)            --
   RBB shares ($.0279 and
     $.0172, respectively,
     per share) ...............            (147)             (90)
   Sansom Street shares ($.0185
     per share for 1994) ......            --                (20)
                                  -------------    -------------
     Total dividends to
       shareholders ...........      (9,691,756)      (6,301,720)
                                  -------------    -------------
Net capital share
   transactions ...............     140,043,103      (10,002,056)
                                  -------------    -------------
Total increase (decrease) in
   net assets .................     140,050,112      (10,012,889)
Net Assets:

   Beginning of year ..........     282,703,751      292,716,640
                                  -------------    -------------
   End of year ................   $ 422,753,863    $ 282,703,751
                                  =============    =============

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     Government Securities Portfolio
                                             ---------------------------------------------------------------------------------
                                                                                                              For the Period
                                                                                                              August 1, 1991
                                                  For the         For the         For the         For the     (Commencement
                                                Year Ended      Year Ended      Year Ended      Year Ended   of Operations) to
                                             August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992  August 31, 1991
                                             --------------- --------------- --------------- --------------- -----------------
Net asset value, beginning of period........   $      9.69     $     10.73     $     10.46     $     10.12     $     10.00
                                               -----------     -----------     -----------     -----------     -----------
Income from investment operations:
  Net investment income.....................        0.6460          0.5931          0.7080          0.8002          0.0737
  Net gains (losses) on securities (both
   realized and unrealized).................       (0.0280)        (0.8651)         0.3300          0.3408          0.1213
                                               -----------     -----------     -----------     -----------     -----------
   Total from investment operations.........        0.6180         (0.2720)         1.0380          1.1410          0.1950
                                               -----------     -----------     -----------     -----------     -----------
Less distributions
  Dividends (from net investment income)....       (0.6225)        (0.5901)        (0.7080)        (0.8010)        (0.0750)
  Distributions (from excess net
   investment income).......................          --           (0.0235)           --              --              --
  Return of capital.........................       (0.1455)        (0.1544)        (0.0600)           --              --
                                               -----------     -----------     -----------     -----------     -----------
     Total distributions....................       (0.7680)        (0.7680)        (0.7680)        (0.8010)        (0.0750)
                                               -----------     -----------     -----------     -----------     -----------
Net asset value, end of period..............   $      9.54     $      9.69     $     10.73     $     10.46     $     10.12
                                               ===========     ===========     ===========     ===========     ===========
Total return................................         6.72%(d)       (2.60%)(d)      10.36%(d)       11.73%(d)        1.95%(c)(d)
Ratios/Supplemental Data
  Net assets, end of period.................   $10,513,793     $54,938,277     $36,295,834     $25,603,528     $28,225,227
  Ratios of expenses to average net assets..          .72%(a)         .64%(a)         .66%(a)         .83%(a)        1.10%(a)(b)
  Ratios of net investment income to average
   net assets...............................         6.59%           5.86%           6.70%           7.81%           8.50%(b)
  Portfolio turnover rate...................           86%             65%             47%             21%              3%(c)

(a) Without the waiver of advisory, administration and custody fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Securities Portfolio would have been 1.22%, 1.10%, 1.22% and 1.22% for the years ended August 31, 1995, 1994,
     1993 and 1992, respectively, and 1.28% annualized for the period ended August 31, 1991.
(b)  Annualized.
(c)  Not annualized.
(d)  Sales load not reflected in total return.

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                 Money Market Portfolio
                                    -------------------------------------------------------------------------------
                                        For the         For the         For the         For the         For the
                                      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                                    --------------- --------------- --------------- --------------- ---------------

Net asset value,
  beginning of year...............    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                      ------------    ------------    ------------    ------------    ------------
Income from investment operations:
  Net investment income...........          0.0482          0.0273          0.0238          0.0370          0.0621
  Net gains on securities (both
   realized and unrealized).......            --             --              --             0.0007            --
                                      ------------    ------------    ------------    ------------    ------------
   Total from investment
     operations...................          0.0482          0.0273          0.0238          0.0377          0.0621
                                      ------------    ------------    ------------    ------------    ------------
Less distributions
  Dividends (from net
   investment income).............         (0.0482)        (0.0273)        (0.0238)        (0.0370)        (0.0621)
  Distributions (from
   capital gains).................            --             --              --            (0.0007)           --
                                      ------------    ------------    ------------    ------------    ------------
   Total distributions............         (0.0482)        (0.0273)        (0.0238)        (0.0377)        (0.0621)
                                      ------------    ------------    ------------    ------------    ------------
Net asset value, end of year .....    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                      ============    ============    ============    ============    ============
Total Return......................           4.93%           2.76%           2.41%           3.84%           6.40%
Ratios/Supplemental Data
  Net assets, end of year.........         $55,401         $45,314         $57,866         $74,176        $108,525
  Ratios of expenses to average
   net assets.....................            1.00%(a)       1.00%(a)        1.00%(a)        1.00%(a)        1.00%(a)
  Ratios of net investment
   income to average
   net assets.....................            4.82%          2.73%           2.38%           3.70%           6.21%



                                                             Municipal Money Market Portfolio
                                    -------------------------------------------------------------------------------
                                        For the         For the         For the         For the         For the
                                      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                                    --------------- --------------- --------------- --------------- ---------------

Net asset value,
  beginning of year...............    $       1.00    $       1.00    $       1.00   $       1.00    $       1.00
                                      ------------    ------------    ------------   ------------    ------------
Income from investment operations:
  Net investment income...........          0.0279          0.0172          0.0172         0.0264          0.0406
  Net gains on securities (both
   realized and unrealized).......           --              --              --              --              --
                                      ------------    ------------    ------------   ------------    ------------
   Total from investment
     operations...................          0.0279          0.0172          0.0172         0.0264          0.0406
                                      ------------    ------------    ------------   ------------    ------------
Less distributions
  Dividends (from net
   investment income).............         (0.0279)        (0.0172)        (0.0172)       (0.0264)        (0.0406)
  Distributions (from
   capital gains).................           --              --              --              --              --
                                      ------------    ------------    ------------   ------------    ------------

   Total distributions............         (0.0279)        (0.0172)        (0.0172)        (0.0264)       (0.0406)
                                      ------------    ------------    ------------   ------------    ------------
Net asset value, end of year .....    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                      ============    ============    ============    ============    ============
Total Return......................           2.82%           1.73%           1.73%           2.67%           4.14%
Ratios/Supplemental Data
  Net assets, end of year.........          $4,939          $4,861          $5,273          $4,166          $2,192
  Ratios of expenses to average
   net assets.....................           1.00%(a)        1.00%(a)        1.00%(a)        1.00%(a)         .99%(a)
  Ratios of net investment
   income to average
   net assets.....................           2.79%           1.72%           1.72%           2.64%           4.06%

(a) Without the waiver of advisory, administration and transfer agency fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 17.57%, 14.62%, 10.62%, 4.81% and 6.48% for the years ended August 31,
     1995, 1994, 1993, 1992 and 1991, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 162.20%, 154.22%, 191.54%, 250.95% and 131.15% for the years ended
     August 31, 1995, 1994, 1993, 1992 and 1991, respectively.

(b) Financial Highlights relate solely to the RBB Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1995

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988, and currently has seventeen investment Portfolios, three of which are included in these financial statements.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.2 billion are currently classified into sixty-one classes. Each class represents an interest in one of seventeen investment portfolios of the Fund, fifteen of which are currently in operation. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Funds, the Warburg Pincus Family, and the Bradford Family. The RBB Family represents interests in three portfolios, which are covered in this report.

              A)  SECURITY   VALUATION  --  Government   Securities   Portfolio:
     Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds, tax-exempt bonds and notes, and government securities are valued on the basis of quotations provided by an independent pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

              Money Market  Portfolio  and  Municipal  Money  Market  Portfolio:
     Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. These portfolios seek to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agent and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Government Securities Portfolio: Dividends from net investment income from the portfolio are declared and paid at least monthly. Money Market Portfolio and Municipal Money Market Portfolio: Dividends from net investment income are declared daily and paid monthly. For all portfolios, any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of mortgage-backed securities.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) ORGANIZATION COSTS -- Costs incurred by the Fund in connection with its organization and initial registration and public offering of shares have been deferred by the Fund. Organization costs are being amortized on a straight-line basis for a five-year period which began upon the commencement of operations of the Fund.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995



NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corp. ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for each of the three portfolios described herein.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

            Portfolio                                  Annual Rate
----------------------------------    ----------------------------------------------
Government Securities Portfolio       .40% of first $250 million of net assets;
                                      .35% of next $250 million of net assets; and
                                      .30% of net assets  in excess of $500 million.
Money Market  Portfolio               .45% of first $250 million of net assets;
                                      .40% of next $250 million  of  net  assets; and
                                      .35% of net assets in excess of $500 million.
Municipal Money  Market Portfolio     .35% of first $250 million  of  net  assets;
                                      .30% of next $250 million of net assets; and
                                      .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1995, advisory fees and waivers for each of the three investment portfolios were as follows:

                                      Gross                                Net
                                     Advisory                            Advisory
                                       Fee              Waiver             Fee
                                     ---------       ------------      ----------
Government Securities Portfolio      $ 178,872       $  (178,872)      $       --
Money Market Portfolio               4,864,529        (2,589,832)       2,274,697
Municipal Money Market Portfolio     1,109,073        (1,041,321)          67,752

     PNC Bank serves as the sub-advisor for the Money Market and Municipal Money Market Portfolios. The Government Securities Portfolio has no sub-advisor. PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995



NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PNC Bank serves as custodian for each of the Fund's portfolios. PNC Bank may, at its discretion, voluntarily waive all or any of its fees for any of the portfolios. For the year ended August 31, 1995, custody fees and waivers for each of the three investment portfolios were as follows:

                                       Gross                           Net
                                      Custody                        Custody
                                        Fee           Waiver           Fee
                                      ---------     -----------     ---------
Government Securities Portfolio        $ 20,348     $   (7,655)     $  12,693
Money Market Portfolio                  219,718             --        219,718
Municipal Money Market Portfolio         76,400             --         76,400

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent. PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1995, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                           Gross                        Net
                                      Transfer Agency             Transfer Agency
                                            Fee          Waiver         Fee
                                      --------------  ----------  ---------------
Government Securities Portfolio
    RBB Class                            $   25,494   $     --      $   25,494
                                         ==========   ==========    ==========
Money Market Portfolio
    Bedford Class                        $1,329,085   $     --      $1,329,085
    Cash Preservation Class                   8,313       (7,540)          773
    Janney Montgomery
      Scott Class                           175,935      (65,014)      110,921
    RBB Class                                 8,210       (8,010)          200
    Sansom Street Class                      14,595         --          14,595
                                         ----------   ----------    ----------
Total Money Market Portfolio             $1,536,138   $  (80,564)   $1,455,574
                                         ==========   ==========    ==========
Municipal Money Market Portfolio
    Bedford Class                        $   96,491   $     --      $   96,491
    Bradford Class                           57,980         --          57,980
    Cash Preservation Class                   8,669       (7,896)          773
    Janney Montgomery
      Scott Class                            44,239         --          44,239
    RBB Class                                 8,442       (8,417)           25
                                         ----------   ----------    ----------
Total Municipal Money Market Portfolio   $  215,821   $  (16,313)   $  199,508
                                         ==========   ==========    ==========

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC serves as administrator for the Government Securities and Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at the annual rate of .10% of each Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Portfolios. For the year ended August 31, 1995, administration fees and waivers for the two portfolios was as follows:

                                          Gross                                  Net
                                     Administration                         Administration
                                           Fee              Waiver               Fee
                                     --------------      -------------      --------------
Government Securities Portfolio        $    44,718       $    (16,586)        $   28,132
Municipal Money Market Portfolio           328,023             (6,233)           321,790

     The Fund, on behalf of each class of shares within the investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes, and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 1995, distribution fees for each class of shares within the three investment portfolios were as follows:

                                             Distribution
                                                 Fee
                                             ------------
Government Securities Portfolio
    RBB Class                                 $   178,872
                                              ===========
Money Market Portfolio
    Bedford Class                             $ 4,414,365
    Cash Preservation Class                           931
    Janney Montgomery Scott Class                 569,268
    RBB Class                                         209
    Sansom Street Class                           228,060
                                              -----------
Total Money Market Portfolio                  $ 5,212,833
                                              ===========
Municipal Money Market Portfolio
    Bedford Class                             $ 1,088,864
    Bradford Class                                599,080
    Cash Preservation Class                           814
    Janney Montgomery Scott Class                 148,984
    RBB Class                                          20
                                              -----------
Total Municipal Money Market Portfolio        $ 1,837,762
                                              ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1995, service organization fees were $391,361 for the Money Market Portfolio and $0 for the Municipal Money Market Portfolio.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995


NOTE 3. PURCHASE AND SALES OF SECURITIES

     For the year ended August 31, 1995, purchases and sales of investment securities and United States Government Obligations (other than short-term investments) were as follows:

                                     Investment Securities      U.S. Government Obligations
                                  --------------------------   -----------------------------
                                  Purchases        Sales         Purchases          Sales
                                  ---------     ------------   ------------     ------------
Government Securities Portfolio      $--            $--        $ 26,483,295     $ 61,898,771

NOTE 4. CAPITAL SHARES

     Transactions in capital shares for each year were as follows:

                                                                 Government Securities Portfolio
                                              ----------------------------------------------------------------
                                                           For the                           For the
                                                         Year Ended                        Year Ended
                                                      August 31, 1995                   August 31, 1994
                                              ------------------------------    ------------------------------
                                                Shares            Value            Shares           Value
                                              -------------    -------------    -------------    -------------
Shares sold:
     RBB Class                                        9,203    $      88,182        2,535,686    $  27,294,890
Shares issued in reinvestment of dividends:
     RBB Class                                       78,459          744,477           70,419          711,331
Shares repurchased:
     RBB Class                                   (4,653,758)     (45,047,715)        (319,669)      (3,246,502)
                                              -------------    -------------    -------------    ------------
Net increase (decrease)                          (4,566,096)   $ (44,215,056)       2,286,436    $  24,759,719
                                              =============    =============    =============    =============
RBB Shares authorized                           100,000,000                       100,000,000
                                              =============                     =============

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995



NOTE 4. CAPITAL SHARES (CONTINUED)

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                          Money Market Portfolio       Municipal Money Market Portfolio
                                ----------------------------------    ----------------------------------
                                    For the            For the            For the            For the
                                  Year Ended         Year Ended         Year Ended         Year Ended
                                August 31, 1995    August 31, 1994    August 31, 1995    August 31, 1994
                                ---------------    ---------------    ---------------    ---------------
                                    Value              Value               Value              Value
                                ---------------    ---------------    ---------------    ---------------
Shares sold:
   Bedford Class                $ 2,966,911,277    $ 2,789,452,640    $ 1,104,088,188    $ 1,292,822,671
   Bradford Class                          --                 --          474,166,249        448,473,166
   Cash Preservation Class               84,527            908,824            175,548            271,085
   Janney Montgomery
     Scott Class                    855,058,809               --          208,067,881               --
   RBB Class                             31,504             43,426              5,004              1,400
   Sansom Street Class            1,864,628,110      1,517,145,765               --               15,321
Shares issued in reinvestment
 of dividends:
   Bedford Class                     37,681,204         20,973,730          5,576,408          4,271,511
   Bradford Class                          --                 --            3,126,860          1,855,281
   Cash Preservation Class               11,226             26,123              5,478              2,566
   Janney Montgomery
     Scott Class                      4,534,944               --              662,565               --
   RBB Class                              2,500              1,551                146                 90
   Sansom Street Class               16,689,941          7,714,640               --                   20
Shares repurchased:
   Bedford Class                 (2,779,499,052)    (2,881,789,878)    (1,093,651,142)    (1,330,256,087)
   Bradford Class                          --                 --         (466,448,018)      (427,210,857)
   Cash Preservation Class              (91,268)        (1,932,859)          (220,601)          (229,848)
   Janney Montgomery
     Scott Class                   (415,944,656)              --          (95,506,391)              --
   RBB Class                            (23,917)           (57,526)            (5,072)            (1,902)
   Sansom Street Class           (1,813,444,951)    (1,341,896,149)              --              (16,473)
                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease)         $   736,630,198    $   110,590,287    $   140,043,103    $   (10,002,056)
                                ===============    ===============    ===============    ===============
RBB Shares authorized               500,000,000        500,000,000        500,000,000        500,000,000
                                ===============    ===============    ===============    ===============

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995



NOTE 5. NET ASSETS

     At August 31, 1995, net assets consisted of the following:

                                                           Government                            Municipal
                                                           Securities        Money Market      Money Market
                                                           Portfolio          Portfolio          Portfolio
                                                        ---------------    ---------------    ---------------
Capital Paid-In:
     Bedford Class                                                 --      $   935,832,262    $   198,494,293
     Bradford Class                                                --                 --          110,935,556
     Cash Preservation Class                                       --              235,665            161,271
     Janney Montgomery Scott Class                                 --          443,649,097        113,224,055
     RBB Class                                          $    14,399,073             55,401              4,939
     Sansom Street Class                                           --          441,618,989               --
     Other Classes                                                 --                  800                800
Undistributed Net Investment Income
     Bedford Class                                                 --                 --                 --
     Bradford Class                                                --                 --                 --
     Cash Preservation Class                                       --                 --                 --
     Janney Montgomery Scott Class                                 --                 --                 --
     RBB Class                                                  100,471               --                 --
     Sansom Street Class                                           --                 --                 --
Accumulated Net Realized Gain (Loss) on Investments
     Bedford Class                                                 --              (10,838)           (69,480)
     Bradford Class                                                --                 --                  546
     Cash Preservation Class                                       --                   (2)                 6
     Janney Montgomery Scott Class                                 --               (4,498)             1,877
     RBB Class                                               (5,212,715)              --                 --
     Sansom Street Class                                           --               (5,188)              --
Unrealized Appreciation (Depreciation) on Investments
     Bedford Class                                                 --                 --                 --
     Bradford Class                                                --                 --                 --
     Cash Preservation Class                                       --                 --                 --
     Janney Montgomery Scott Class                                 --                 --                 --
     RBB Class                                                1,226,964               --                 --
     Sansom Street Class                                           --                 --                 --
                                                        ---------------    ---------------    ---------------
                                                        $    10,513,793    $ 1,821,371,688    $   422,753,863
                                                        ===============    ===============    ===============

NOTE 6. CAPITAL LOSS CARRYOVERS

     At August 31, 1995, capital loss carryovers were available to offset future realized gains as follows: $5,212,715 in the Goverment Securities Portfolio of which $116,787 expires in 1997, $466,597 expires in 1998, $769,341 expires in
1999, $764,714 expires in 2000, $750,038 expires in 2002,  $2,345,238 expires in
2003; $20,526 in the Money Market Portfolio of which $2,062 expires in 2002, $18,464 expires in 2003; $67,051 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, and $9,789 expires in 2002.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995


NOTE 7. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Bedford, Cash Preservation, Janney Montgomery Scott and Sansom Street. The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio:
Bedford, Bradford, Cash Preservation and Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class are not presented in this report due to their immateriality. Such information is available in the annual reports of the Cash Preservation family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY
                                                                 Money Market Portfolio
                                    -------------------------------------------------------------------------------
                                        For the         For the         For the         For the         For the
                                      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                                    --------------- --------------- --------------- --------------- ---------------

Net asset value,
  beginning of year...............    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                      ------------    ------------    ------------    ------------    ------------
Income from investment operations:
  Net investment income...........          0.0486          0.0278          0.0243         0.0375           0.0629
  Net gains on securities (both
   realized and unrealized).......              --              --              --         0.0007               --
                                      ------------    ------------    ------------    ------------    ------------
    Total from investment
      operations..................          0.0486          0.0278          0.0243          0.0382          0.0629
                                      ------------    ------------    ------------    ------------    ------------
Less distributions
  Dividends (from net investment
   income)........................         (0.0486)        (0.0278)        (0.0243)        (0.0375)        (0.0629)
  Distributions (from capital
   gains).........................              --              --              --         (0.0007)             --
                                      ------------    ------------    ------------    ------------    ------------
     Total distributions..........         (0.0486)        (0.0278)        (0.0243)        (0.0382)        (0.0629)
                                      ------------    ------------    ------------    ------------    ------------
Net asset value, end of year .....    $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
                                      ============    ============    ============    ============    ============
Total Return......................           4.97%           2.81%           2.46%           3.89%           6.48%
Ratios /Supplemental Data
  Net assets, end of year.........    $935,821,424    $710,737,481    $782,153,438    $736,841,928    $747,530,400
  Ratios of expenses to average
   net assets.....................          .96%(a)         .95%(a)         .95%(a)         .95%(a)         .92%(a)
  Ratios of net investment income
   to average net assets .........           4.86%           2.78%           2.43%           3.75%           6.29%


                                                             Municipal Money Market Portfolio
                                    -------------------------------------------------------------------------------
                                        For the         For the         For the         For the         For the
                                      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    August 31, 1995 August 31, 1994 August 31, 1993 August 31, 1992 August 31, 1991
                                    --------------- --------------- --------------- --------------- ---------------

Net asset value,
  beginning of year...............    $       1.00    $       1.00    $       1.00   $       1.00    $       1.00
                                      ------------    ------------    ------------   ------------    ------------
Income from investment operations:
  Net investment income...........          0.0297          0.0195          0.0195         0.0287          0.0431
  Net gains on securities (both
   realized and unrealized).......              --              --              --             --              --
                                      ------------    ------------    ------------   ------------    ------------
    Total from investment
      operations..................          0.0297          0.0195          0.0195         0.0287          0.0431
                                      ------------    ------------    ------------   ------------    ------------
Less distributions
  Dividends (from net investment
   income)........................         (0.0297)        (0.0195)        (0.0195)       (0.0287)        (0.0431)
  Distributions (from capital
   gains).........................              --              --              --             --              --
                                      ------------    ------------    ------------   ------------    ------------
     Total distributions..........         (0.0297)        (0.0195)        (0.0195)       (0.0287)        (0.0431)
                                      ------------    ------------    ------------   ------------    ------------
Net asset value, end of year .....    $       1.00    $       1.00    $       1.00   $       1.00    $       1.00
                                      ============    ============    ============   ============    ============
Total Return......................           3.01%           1.97%           1.96%          2.90%           4.40%
Ratios /Supplemental Data
  Net assets, end of year.........    $198,424,813    $182,480,069    $215,577,193   $176,949,886    $215,139,746
  Ratios of expenses to average
   net assets.....................          .82%(a)         .77%(a)         .77%(a)        .77%(a)         .74%(a)
  Ratios of net investment income
   to average net assets .........           2.97%           1.95%           1.95%          2.87%           4.31%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.17%, 1.16%, 1.19%, 1.20% and 1.17% for the years ended August 31, 1995, 1994,
     1993,1992 and 1991, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.14%, 1.12%, 1.16%, 1.15% and 1.13% for the years ended August 31, 1995, 1994, 1993,
     1992 and 1991, respectively.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995


NOTE 7. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES
                                                                                                        For the Period
                                                For the             For the             For the        January 10, 1992
                                                 Year                Year                Year          (Commencement of
                                                 Ended               Ended               Ended          Operations) to
                                            August 31, 1995     August 31, 1994     August 31, 1993     August 31, 1992
                                           ----------------    ----------------    ----------------    ----------------
Net asset value, beginning of period ...   $           1.00    $           1.00    $           1.00    $           1.00
                                           ----------------    ----------------    ----------------    ----------------
Income from investment operations:
  Net investment income ................             0.0297              0.0195              0.0195              0.0154
                                           ----------------    ----------------    ----------------    ----------------
    Total from investment operations ...             0.0297              0.0195              0.0195              0.0154
                                           ----------------    ----------------    ----------------    ----------------
Less distributions
  Dividends (from net investment income)            (0.0297)            (0.0195)            (0.0195)            (0.0154)
                                           ----------------    ----------------    ----------------    ----------------
    Total distributions ................            (0.0297)            (0.0195)            (0.0195)            (0.0154)
                                           ----------------    ----------------    ----------------    ----------------
Net asset value, end of period .........   $           1.00    $           1.00    $           1.00    $           1.00
                                           ================    ================    ================    ================
Total Return ...........................              3.01%               1.97%               1.96%               2.42%(b)
Ratios /Supplemental Data
  Net assets, end of period ............   $    110,936,102    $    100,089,172    $     76,975,393    $     69,586,281
  Ratios of expenses to average
     net assets ........................               .82%(a)             .77%(a)             .77%(a)             .77%(a)(b)
  Ratios of net investment income
     to average net assets .............              2.97%               1.95%               1.95%               2.40%(b)

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.14%, 1.11% and 1.16% for the years ended August 31, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.
(b)  Annualized.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1995



NOTE 7. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                    Money Market     Municipal Money
                                                      Portfolio      Market Portfolio
                                                   ----------------  ----------------
                                                    For the Period    For the Period
                                                     June 12, 1995     June 12, 1995
                                                   (Commencement of  (Commencement of
                                                    Operations) to    Operations) to
                                                   August 31, 1995   August 31, 1995
                                                   ---------------   ---------------
Net asset value, beginning of period .............   $       1.00      $       1.00
                                                     ------------      ------------
Income from investment operations:
  Net investment income ..........................         0.0112            0.0063
                                                     ------------      ------------
    Total from investment operations .............         0.0112            0.0063
                                                     ------------      ------------
Less distributions
  Dividends (from net investment income) .........        (0.0112)          (0.0063)
                                                     ------------      ------------
    Total distributions ..........................        (0.0112)          (0.0063)
                                                     ------------      ------------
Net asset value, end of period ...................   $       1.00      $       1.00
                                                     ============      ============
Total Return .....................................          5.30%(b)          2.87%(b)
Ratios /Supplemental Data
  Net assets, end of period ......................   $443,644,599      $113,225,932
  Ratios of expenses to average net assets .......          1.00%(a)(b)       1.00%(a)(b)
  Ratios of net investment income to average
     net assets ..................................          5.04%(b)          2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% annualized for the period ended August 31, 1995. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.30% annualized for the period ended August 31, 1995.
(b)  Annualized.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1995



NOTE 7. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY
                                                                              Money Market Portfolio
                                             -------------------------------------------------------------------------------------
                                                 For the             For the         For the         For the          For the
                                               Year Ended          Year Ended      Year Ended       Year Ended       Year Ended
                                             August 31, 1995    August 31, 1994  August 31, 1993  August 31, 1992  August 31, 1991
                                             ---------------    ---------------  ---------------  ---------------  ---------------

Net  asset value, beginning of year ........   $        1.00    $        1.00    $        1.00    $        1.00    $        1.00
                                               -------------    -------------    -------------    -------------    -------------
Income from investment operations:
  Net investment income ....................          0.0543           0.0334           0.0304           0.0435           0.0684
  Net gains on securities (both realized
   and unrealized) .........................            --               --               --             0.0007             --
                                               -------------    -------------    -------------    -------------    -------------
     Total from investment operations ......          0.0543           0.0334           0.0304           0.0442           0.0684
                                               -------------    -------------    -------------    -------------    -------------
Less distributions
  Dividends (from net investment income) ...         (0.0543)         (0.0334)         (0.0304)         (0.0435)         (0.0684)
  Distributions (from capital gains) .......            --               --               --            (0.0007)            --
                                               -------------    -------------    -------------    -------------    -------------
     Total distributions ...................         (0.0543)         (0.0334)         (0.0304)         (0.0442)         (0.0684)
                                               -------------    -------------    -------------    -------------    -------------
Net asset value, end of year ...............   $        1.00    $        1.00    $        1.00    $        1.00    $        1.00
                                               =============    =============    =============    =============    =============
Total Return ...............................           5.57%            3.39%            3.08%            4.51%            7.06%
Ratios /Supplemental Data
  Net assets, end of year ..................   $ 441,613,801    $ 373,745,178    $ 190,794,098    $ 228,078,764    $ 138,417,995
  Ratios of expenses to average net assets .            .39%(a)          .39%(a)          .34%(a)          .35%(a)          .37%(a)
  Ratios of net investment income to average
   net assets ..............................           5.43%            3.34%            3.04%            4.35%            6.84%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .59%, .60%, .60%, .61% and .61% for the years ended August 31, 1995, 1994, 1993, 1992 and 1991, respectively.

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                                  ANNUAL REPORT
                                 AUGUST 31, 1995